General Information (Tables)	12 Months Ended
Mar. 31, 2026
General Information [Abstract]
Schedule of Details of the Company and its Subsidiaries

Details of the Company and its subsidiaries (collectively, the “Group”) are shown in the table below:

Percentage of effective ownership
Name	Date of incorporation	Mar 31, 2026	Mar 31, 2025	Place of incorporation	Principal activities
		%	%
Held by the Company

Bra Pro Limited	December 14, 2011	99	99	British Virgin Islands	Sales and marketing of lingerie’s products
BrilliA Holdings (Singapore) Pte. Ltd.	December 5, 2023	100	100	Singapore	Investment holding

Bra Pro Private Limited	June 11, 2025	100	—	Singapore	Wholesale trade of a variety of goods

Held through BrilliA Holdings (Singapore) Pte. Ltd.

PT Mirae Asia Pasifik	December 8, 2015	99	99	Republic of Indonesia	Design, procurement & production management, and logistics management in ladies’ intimates supply chain solution services